Note 7 - Net Loss Per Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
7.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Year Ended December 31,
	2017	2018	2019
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(91,763)	$(54,869)	$(38,085)

Denominator:
Weighted average number of ordinary shares outstanding
—basic and diluted	20,866,084	22,665,265	24,645,714

Net loss per share—basic and diluted	$(4.40)	$(2.42)	$(1.55)

The effects of all share options and unvested restricted shares were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the years ended
December 31, 2017,
2018
and
2019.